EVENTS SUBSEQUENT TO THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
EVENTS SUBSEQUENT TO THE REPORTING PERIOD

NOTE 14 – EVENTS SUBSEQUENT TO THE REPORTING PERIOD

a)

From July 1, 2026 through the date of the report, the Company repurchased an additional 147,312 shares with a value of $880 (net of commissions) and on July 30, 2026, the Company completed the cancellation of 1,066,541 treasury shares previously acquired under its Buyback program. On July 27, 2027, the Company issued 18,000 shares in respect of options that exercised by an employee.

As of August 12, 2026, issued and outstanding shares were reduced from 45,075,008 to 44,026,467.

b)	From July 1, 2026 through the date of the report, the Company issued 230,000 RSU’s to an officer.